Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of tax expense and accounting loss
Accounting profit	$ (50)	$ 23		$ (19)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax	(13)	6		(6)
Tax losses for which no deferred income tax asset was recognized	1			1
Remeasurement of deferred taxes	(4)	(79)		(6)
Adjustment in respect of prior years	(1)	(5)		(3)
Income subject to state and other local income taxes	18	17		10
Income taxed at rates other than standard tax rates	6	(19)		21
Non-deductible items	31	31		41
Other	6	9		(3)
Income tax charge/(credit)	$ 44	$ (40)	[1]	$ 55	[1]
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate	26.01%	27.08%		29.22%
United States
Reconciliation of tax expense and accounting loss
Standard tax rate	21.00%	35.00%
France
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes		$ (1)
Standard tax rate	28.00%
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax charge/(credit)	$ (54)	(138)	[1]	$ (49)	[1]
Exceptional items | United States
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes	$ (78)	$ (78)
Estimate | France
Reconciliation of tax expense and accounting loss
Standard tax rate	25.00%

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.